Marketable Securities	12 Months Ended
Dec. 31, 2021
Gelesis
Marketable Securities
4.	Marketable Securities

The following table summarizes the marketable securities held at December 31, 2020 (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Marketable securities:
Commercial paper	$15,999	$1	$(2)	$15,998
United States Treasury securities	8,000	—	—	8,000
Total marketable securities	$23,999	$1	$(2)	$23,998

All marketable securities held at December 31, 2020 reached their respective maturity date during year ended December 31, 2021. No marketable securities remained outstanding at December 31, 2021.